Note 7 - Risk Management - Market Risk (Details) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Breakdown Of Var Line Items
Value At Risk		€ 22	€ 26	€ 24
Interest Rate [Member] | Weighted Average [Member]
Breakdown Of Var Line Items
Value At Risk		25	28
Interest Rate [Member] | Maximum [Member]
Breakdown Of Var Line Items
Value At Risk		27	30	32
Interest Rate [Member] | Minimun [Member]
Breakdown Of Var Line Items
Value At Risk		23	21	20
Interest Rate [Member] | Closing date [Member]
Breakdown Of Var Line Items
Value At Risk		23	29	21
Currency Risk [Member] | Weighted Average [Member]
Breakdown Of Var Line Items
Value At Risk		10	10
Currency Risk [Member] | Maximum [Member]
Breakdown Of Var Line Items
Value At Risk		11	16	5
Currency Risk [Member] | Minimun [Member]
Breakdown Of Var Line Items
Value At Risk		7	10	6
Currency Risk [Member] | Closing date [Member]
Breakdown Of Var Line Items
Value At Risk		7	7	9
Stock Market Risk [Member] | Weighted Average [Member]
Breakdown Of Var Line Items
Value At Risk		3	4
Stock Market Risk [Member] | Maximum [Member]
Breakdown Of Var Line Items
Value At Risk		2	4	3
Stock Market Risk [Member] | Minimun [Member]
Breakdown Of Var Line Items
Value At Risk		4	1	3
Stock Market Risk [Member] | Closing date [Member]
Breakdown Of Var Line Items
Value At Risk		4	2	3
Vega Correlation Risk [Member] | Weighted Average [Member]
Breakdown Of Var Line Items
Value At Risk		13	11
Vega Correlation Risk [Member] | Maximum [Member]
Breakdown Of Var Line Items
Value At Risk		12	11	9
Vega Correlation Risk [Member] | Minimun [Member]
Breakdown Of Var Line Items
Value At Risk		14	11	9
Vega Correlation Risk [Member] | Closing date [Member]
Breakdown Of Var Line Items
Value At Risk		14	12	11
Diversification Effect [Member] | Weighted Average [Member]
Breakdown Of Var Line Items
Value At Risk		(23)	(23)
Diversification Effect [Member] | Maximum [Member]
Breakdown Of Var Line Items
Value At Risk		(19)	(23)	(18)
Diversification Effect [Member] | Minimun [Member]
Breakdown Of Var Line Items
Value At Risk		(26)	(20)	(17)
Diversification Effect [Member] | Closing date [Member]
Breakdown Of Var Line Items
Value At Risk	[1]	(26)	(24)	(20)
Total [Member] | Weighted Average [Member]
Breakdown Of Var Line Items
Value At Risk		27	29	24
Total [Member] | Maximum [Member]
Breakdown Of Var Line Items
Value At Risk		34	38	30
Total [Member] | Minimun [Member]
Breakdown Of Var Line Items
Value At Risk		22	23	21
Total [Member] | Closing date [Member]
Breakdown Of Var Line Items
Value At Risk		€ 22	€ 26	€ 24

[1]

(*) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.